Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Intangible Assets Weighted Average Useful Lives

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.5 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets

Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:

	Year ended December 31,
	2024	2025
	$	$
Balance as of January 1	12,796	-
Provisions for doubtful accounts	-	56
Write offs	(12,752)	-
Changes due to foreign exchange	(44)	-
Balance as of December 31	-	56

Schedule of Other Receivables in Prepaid Expenses and Other Current Assets

Movement of the allowance for other receivables in prepaid expenses and other current assets (See Note 6), is as follows:

	Year ended December 31,
	2024	2025
	$	$
Balance as of January 1	405	392
Provisions for doubtful accounts	4	1,048
Write offs	(28)	(230)
Changes due to foreign exchange	11	4
Balance as of December 31	392	1,214